                                                    Registration No. 333-86067
                                                            File No. 811-09561

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

    Pre-Effective Amendment No.                                         |_|


    Post-Effective Amendment No. 5                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


    Amendment No. 7                                                     |X|


                       CENTURY CAPITAL MANAGEMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                      C/O CENTURY CAPITAL MANAGEMENT, INC.
            ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109 (Address
                   of Principal Executive Offices) (Zip Code)


                                 (617) 482-3060
              (Registrant's Telephone Number, including Area Code)

                               ALLAN W. FULKERSON
                        CENTURY CAPITAL MANAGEMENT, INC.
                 ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109
                     (Name and Address of Agent for Service)


                               with copies to:

                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
                ONE BEACON STREET, BOSTON, MASSACHUSETTS 02109

                         JOSEPH B. KITTREDGE, JR., ESQ.
                                  ROPES & GRAY
             ONE INTERNATIONAL PLACE, BOSTON, MASSACHUSETTS 02110

Approximate Date of Proposed Public Offering

       As soon as practicable after effective date of registration statement


It is proposed that this filing will become effective (check appropriate box)


     |X| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of rule 485.


     If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Century Logo]

                             CENTURY SHARES TRUST
                                August 1, 2001

The investment objective of Century Shares Trust (the "Trust") is long-term growth of principal and income. The Trust seeks to achieve this objective by focusing (i.e., allocating at least 25% of the Trust's assets) its investments in the financial services and business services sectors. The Trust is a series of Century Capital Management Trust (the "Master Trust").

                        INFORMATION IN THIS PROSPECTUS
                                                                            PAGE
Important Information About the Trust ...................................      2
    Investment Objective ................................................      2
    Principal Investment Strategies .....................................      2
    Principal Investment Risks ..........................................      2

Trust Performance .......................................................      2

Trust Fees and Expenses .................................................      3

Investment Strategies and Related Risks .................................      3
    Strategies to Meet the Trust's Goals ................................      3
    Risks of Investing in Insurance and Financial Services Companies ....      4

Management of the Trust .................................................      4

Shareholder Information .................................................      5
    Pricing of Trust Shares .............................................      5
    Purchasing Shares ...................................................      5
    Redeeming Shares ....................................................      6
    Shareholder Account .................................................      8
    Dividends and Distributions .........................................      9
    Tax Consequences ....................................................      9

Financial Highlights ....................................................     10

How to Obtain More Information ..........................................     12

    THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS, NOR HAS ANY STATE SECURITIES COMMISSION DONE SO. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

                              CENTURY SHARES TRUST

                    IMPORTANT INFORMATION ABOUT THE TRUST

INVESTMENT OBJECTIVE

The Trust's goal is long-term growth of principal and income.

PRINCIPAL INVESTMENT STRATEGIES

The Trust focuses its investments (i.e., allocates at least 25% of its assets in) in equity securities issued by companies in the financial services and related business services industries. While not required, the Trust's investments in recent years have been predominantly in insurance companies.

The Trust's investment adviser, Century Capital Management, Inc. (the "Adviser"), purchases securities primarily for investment, rather than with a view to trading profits, which results in a low turnover ratio. The Adviser seeks to keep the Trust invested in companies with good long-term results and attractive valuations compared to the markets generally.

PRINCIPAL INVESTMENT RISKS

You take on investment risk when you purchase shares of the Trust. The market prices of shares in which the Trust invests fluctuate with changes in the financial condition of the companies and with changing investor perceptions. General economic and political factors also affect market prices. The share price of the Trust may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Trust.

Because the Trust focuses its investments in stocks issued by financial services and related companies, you are subject to risks particularly affecting those industries. These risks include the effect of changes in interest rates and government regulations or (for insurance companies) of claims activity due, for example, to natural disasters or changing demographic factors. These and other factors are described in more detail in "Investment Strategies and Related Risks" below.

An investment in the Trust is not a deposit of any bank through which Trust shares are purchased and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              TRUST PERFORMANCE

The Trust's annual returns for each of the last ten calendar years were as follows:

                1991                 31.51%
                1992                 26.99%
                1993                (0.36)%
                1994                (3.90)%
                1995                 35.23%
                1996                 17.16%
                1997                 50.13%
                1998                  7.00%
                1999               (12.38)%
                2000                 37.44%

During these 10 years, the Trust's highest return for any quarter was 26.94% (Q3 2000) and the lowest return was -19.82% (Q3 1999).

The Trust's average annual returns for the 1, 5, and 10 year periods ending December 31, 2000, compared with the Standard & Poor's 500 Stock Index over the same periods, were as follows:

                                PAST 1       PAST 5     PAST 10
                                 YEAR        YEARS       YEARS
                                ------       ------      ------
Century Shares Trust            37.44 %      17.78%      17.23%
S&P 500 Index                   (9.10)%      18.33%      17.46%

The returns shown in the chart and table above include reinvestment of all dividends and capital gains distributions and reflect fund expenses. This information provides some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual returns have compared with those of a broad measure of market performance. (Of course, the S&P 500 does not incur expenses as the Trust does.)

A discussion of Trust performance is included in the Trust's annual report. The Trust provides a copy of the annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Trust is not necessarily an indication of future performance.

                           TRUST FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

SHAREHOLDER FEES

(fees paid directly from your investment):

o    Maximum Sales Charge (Load) Imposed on Purchases                       NONE

o    Maximum Deferred Sales Charge (Load)                                   NONE

o    Maximum Sales Charge (Load) Imposed on Reinvested Dividends or other
     Distributions                                                          NONE

o    Redemption Fee on shares held less than 180 days (as a % of amount
     redeemed)*                                                            1.00%

o    Exchange Fee                                                           NONE

*The Trust will deduct a short-term trading fee in the specified percentage from the redemption proceeds if you sell your shares after holding them less than 180 days. This fee is paid to the Trust (for the shareholders' benefit) rather than the Adviser or any broker, and is designed to offset the brokerage commissions and other costs associated with redemptions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Trust assets):

o    Management Fees**                                                     0.95%

o    Distribution and Service (12b-1) Fees                                    0%

o    Other Expenses                                                        0.16%

o    Total Annual Fund Operating Expenses                                  1.11%

**Includes contractual fees of 0.15% of the Trust's assets paid pursuant to an administration agreement.

EXAMPLE

This EXAMPLE is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR             3 YEARS          5 YEARS         10 YEARS
        ----               -----            -----            -----
        $113               $353             $612            $1,352

                          INVESTMENT STRATEGIES AND
                                RELATED RISKS

STRATEGIES TO MEET THE TRUST'S GOALS

The Trust's investment objective is long-term growth of principal and income. The Adviser seeks to achieve this objective through focused investment in equity securities of financial services companies and other companies in related business services sectors.

The Trust invests in major financial services companies in order to participate in the basic growth of those industries. It also invests in many other smaller companies, including asset managers, brokers and service providers to the insurance and banking industries, that the Adviser believes will offer superior prospects, seeking with this portfolio mix to produce above-average results over the longer term.

The Adviser focuses on factors such as the following:

o The long-term results of a company are important. A key measure is the ability to grow book value plus dividends per share at a meaningful rate over an extended period. In recent years the Adviser has used a target measure of 15% per year compounded over rolling five-year periods.

o    The Adviser seeks out companies with superior management.

o A company's ability to increase earnings and to raise dividends regularly is valued.

o As a general rule, the Adviser attempts to buy shares of companies when their prices are temporarily out of favor or their valuation is lower than that of securities generally.

The Adviser usually purchases securities for the Trust primarily for investment, rather than with a view to trading profits. Accordingly, the Trust expects to have a relatively low rate of portfolio turnover and associated trading costs, which should result in a lower current tax burden for shareholders compared to investing in a fund with higher turnover.

RISKS OF INVESTING IN FINANCIAL SERVICES COMPANIES

In addition to the general market, economic, and political risks of investing in stocks, some of which are described in "Principal Investment Risks" above, the Trust's principal investment strategies expose investors to the particular risks of investing in financial services industries. Various factors directly affect value. These include:

o    competitive forces

o    pricing of products and services

o    general economic conditions

o    claims activity

o    changes in interest rates

o    governmental regulation.

o    exposure to credit risk

o    exposure to property casualty risks

o changing mortality and morbidity rates that affect life and health insurer profits.

o the lowering of historical regulatory barriers between insurance banking and brokerage companies, which presents challenges to management of these companies that may adversely affect their performance.

                           MANAGEMENT OF THE TRUST

Century Capital Management, Inc. is the Trust's investment adviser. The Adviser's address is One Liberty Square, Boston, Massachusetts 02109. The Adviser, which is owned by its officers and certain related persons, was organized in April 1992, and became the investment adviser to the Trust's predecessor on July 1, 1994. In July 2001, the Trust was reorganized as a series of the Master Trust, and in connection with this reorganization, the Trust's shareholders approved a new investment advisory contract between the Trust and the Adviser. The Adviser also is the investment adviser to Century Small Cap Select Fund, another series of the Master Trust, as well as limited partnerships whose investors are primarily institutions. The Adviser also serves as sub-adviser to other publicly traded funds.

The Adviser has discretionary authority to invest the Trust's assets. The Trust's investments are managed by an investment committee of individuals who are officers of the Adviser. The Trust pays the Adviser a fee, monthly in arrears, based on a percentage of the Trust's net asset value. For the year ended December 31, 2000, the aggregate fees paid to the Adviser were 0.67% of average net assets. These fees paid to the Adviser in 2000 do not include expenses relating to administrative services provided under that investment advisory agreement that the Adviser waived or for which it was not reimbursed. Those expense waivers represented 0.12% of the Trust's average net assets during 2000. Please see the table on page 3 for information concerning the fees to which the Trust is subject under the current investment advisory agreement with the Adviser.

Under a separate administration agreement with the Trust, the Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the Trust's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as the Trust's custodian, transfer agent, accountants and attorneys), preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records, and maintaining the Trust's registration and qualification for sale of its shares.

                           SHAREHOLDER INFORMATION

PRICING OF TRUST SHARES

The price of Trust shares is based on the Trust's daily net asset value. Net asset value is the market value of the Trust's investments plus cash, receivables and any other Trust assets, less liabilities. (Market value is the closing (last sale) price on the principal exchange for securities listed on national exchanges and the bid price for unlisted securities.) The Trust's net asset value divided by the number of shares outstanding is the net asset value per share.

The net asset value per share is computed by the Trust's custodian bank, State Street Bank and Trust Company, as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) each day that the Exchange is open for trading. The New York Stock Exchange is closed on national holidays (except Columbus Day and Veterans' Day) and Good Friday. Net asset value would be computed on other days if there were a sufficient degree of trading in the Trust's portfolio securities that current net asset value might be materially affected. The price at which you purchase or redeem Trust shares is the net asset value per share as next determined after you place your order.

PURCHASING SHARES

You may purchase shares of the Trust by check or wire transfer. If you are already a shareholder, you may purchase additional shares by telephone. The Trust is a "no-load" fund, so you pay no sales commissions on a purchase directly from the Trust. The minimum initial investment is $1,000; the minimum investment for subsequent purchases is $50.

DELIVERY INSTRUCTIONS. To make an initial investment, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:

  BY REGULAR MAIL
  Century Shares Trust
  P.O. Box 8329
  Boston, MA 02266-8329

  BY OVERNIGHT EXPRESS OR HAND DELIVERY
  Boston Financial Data Services
  Attention: Century Shares Trust
  66 Brooks Drive
  Braintree, MA 02184

Your purchase request will be completed and your shares will be purchased at the net asset value per share next computed after the Trust receives your Application and investment in proper form.

PURCHASES BY CHECK. You should make your check payable to Century Shares Trust for the requested purchase amount. The Trust will not accept cash, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares is cancelled because your check does not clear, you will be responsible for any loss incurred by the Trust; existing shareholders may have shares redeemed from their account to reimburse any loss.

WIRE AND ELECTRONIC TRANSFERS. You may purchase shares by having your bank send a wire transfer to the Trust's custodian bank. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify us before the funds are wired by telephone: 800-303-1928. Use the following wire transfer instructions:

  State Street Bank and Trust Company
  ABA # 011000028; DDA # 99046583
  Credit Century Shares Trust
  [insert your Shareholder Registration Name and   Account Number]

You may purchase additional shares of the Trust by having your bank account automatically drafted on a periodic basis. For more information and to receive the documentation required for this program, call the Trust.

TELEPHONE PURCHASES. If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by the Trust. You can call us at 800-303-1928 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share next computed after receiving your order. Payment for shares purchased by telephone must be received within seven days or the order is subject to cancellation. At its discretion, the Trust may accept telephone orders from non-shareholders or securities dealers.

TRANSACTIONS THROUGH INTERMEDIARIES. You may purchase or redeem shares of the Trust through intermediaries such as certain broker-dealers, "fund supermarkets," banks, investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its service, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with the Trust.

An intermediary may be a designated agent of the Trust. If so, orders it accepts at any time until the daily computation of the Trust's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those orders to the Trust separately for execution at the net asset value next computed after that business day.

GENERAL POLICIES. The Trust reserves the right to reject any order to purchase shares. In particular, the Trust may reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Trust. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased.

REDEEMING SHARES

You may redeem shares of the Trust by sending a written request for redemption to the Trust. The request should be delivered as follows:

  BY REGULAR MAIL
  Century Shares Trust
  P.O. Box 8329
  Boston, MA 02266-8329

  BY OVERNIGHT EXPRESS OR HAND DELIVERY
  Boston Financial Data Services
  Attention: Century Shares Trust
  66 Brooks Drive
  Braintree, MA 02184

In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Trust does not permit redemption by telephone (except in limited circumstances as described below), fax, or email. You also may redeem shares through intermediaries as described above in "Purchasing Trust Shares."

Redemption orders are processed at the net asset value per share next computed after the Trust receives your completed and executed order. The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss.

REQUIRED DOCUMENTATION. Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Trust from fraud. You must include a signature guarantee if: (1) you wish to sell more than $10,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 60 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.

Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Trust at 800-303-1928 to obtain specific instructions for their situation.

PAYMENT FOR REDEEMED SHARES. Your redemption will normally be paid by check sent to you not later than seven days from the effective redemption date.

If you redeem shares within 180 days of purchase, the Trust will deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of the shares redeemed. This fee is retained by the Trust for the shareholders' benefit (and does not accrue to the Adviser) in order to offset the brokerage commissions and other costs associated with redemptions. In determining whether a redemption fee is payable when shares are redeemed, unless you instruct the trust otherwise in writing, the Trust will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them. The redemption fee does not apply to:

o shares redeemed for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund (CSCSF), another series of the Master Trust, also managed by the Adviser;

o shares acquired as a result of reinvesting dividends or other distributions of the Trust;

o    shares held in an account of certain qualified retirement plans; or

o    shares held in an account of certain broker wrap fee accounts.

The Trust may waive the fee in any case in its sole discretion.

The Trust is permitted to deliver assets in kind (in whole or in part) instead of cash for large redemptions. This election might apply if, over any 90-day period, any one shareholder redeemed shares for an amount in excess of $250,000 or 1% of the total net asset value of the Trust, whichever is less. A shareholder receiving a redemption in kind may incur brokerage costs in converting securities received into cash. In addition, for any period between redemption and subsequent sale or conversion of an in-kind redemption, the securities received will be subject to general market risk.

POSSIBLE REDEMPTION DELAYS. If you have recently purchased shares by check and you wish to redeem those shares, the Trust may delay payment of the redemption proceeds to you until the check has cleared, which may take up to 15 calendar days from the purchase date.

As with all mutual funds, the Trust may suspend redemptions and defer payment when the New York Stock Exchange is closed (other than weekends or holiday) or trading on that Exchange is restricted, as permitted by the Securities and Exchange Commission, or during any emergency making it impractical for the Trust to dispose of its securities or value its assets.

EXCHANGE PRIVILEGE. You are permitted to redeem shares by telephone for the sole purpose of using the redemption proceeds to purchase shares of CSCSF. Your redemption price for shares of the Trust and purchase price for shares of CSCSF will be the net asset value per share for each fund next computed after we receive your request; you will not be charged any additional fees for these transactions. You may incur taxable gain or loss on the redemption of Trust shares. The Trust and its transfer agent will use reasonable procedures to confirm the identity of shareholders and the authenticity of exchange instructions, including requiring personal identification, but will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. This privilege is automatically available to you without any further action on your part; however, the following procedures and restrictions apply:

o all shares of CSCSF purchased with redemption proceeds must be registered in the same name, address, and taxpayer identification number as the shares of the Trust being redeemed;

o you should read CSCSF's current prospectus before purchasing CSCSF shares with redemption proceeds;

o you may purchase CSCSF shares only if you reside in a state where shares are authorized for purchase;

o if you have recently purchased Trust shares, your purchase of CSCSF shares will be effected only after your purchase check has cleared (which may take up to 15 days from purchase);

o income dividends and capital gains distributions for your new CSCSF shares will be treated in the same manner as they have been treated for your Trust shares, unless you change your choice in writing; and

o this exchange privilege is subject to the Trust's right to suspend redemptions as described above.

The Trust may modify or terminate this privilege at any time without prior notice.

If you wish to utilize this exchange privilege, please telephone shareholder services at 1-800-303-1928. If you are unable to reach us by telephone, please contact the Trust by writing to the addresses provided in this Prospectus.

SHAREHOLDER ACCOUNT

The Trust bears the cost to maintain your shareholder account. However, the Trust may charge you a fee to cover its additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Trust reserves the right on 60 days' prior written notice to impose charges to cover other administrative costs.

Because small accounts result in relatively higher administration costs, the Trust reserves the right to redeem shares in any account the value of which falls below $500 following any redemption by you. The Trust will notify you before doing so in order to allow you to increase your account balance above the minimum level.

You should communicate changes of address or other account information to the Trust at:

  BY REGULAR MAIL
  Century Shares Trust
  P.O. Box 8329
  Boston, MA 02266-8329

  BY OVERNIGHT EXPRESS OR HAND DELIVERY
  Boston Financial Data Services
  Attention: Century Shares Trust
  66 Brooks Drive
  Braintree, MA 02184

DIVIDENDS AND DISTRIBUTIONS

The Trust distributes to shareholders its net investment income in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses. The Trust normally makes income dividend payments in June and December.

The Trust also distributes to shareholders its net realized capital gains in the form of capital gain distributions. These distributions represent capital gains realized by the Trust on its investments, less any capital losses. The capital gain distribution is normally made in December.

The Trust will reinvest your income dividends and capital gain distributions in additional shares of the Trust unless you choose one of the following options:

o Income Option -- you will receive income dividends in cash and have capital gain distributions reinvested; or

o Cash Option -- you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice in the Application you complete with your initial share purchase. You may change your choice at any time by writing the Trust.

TAX CONSEQUENCES

If your shares are not held in a tax-advantaged retirement account, you should be aware of the following federal tax implications.

Income dividends and capital gains distributions are generally subject to federal income tax, and may also be subject to state or local taxes. Capital gain distributions may be taxable at different rates, depending on the length of time the Trust holds its assets. At the present time, for federal tax purposes both income dividends and short-term capital gains distributions are taxable to you as ordinary income. Long-term capital gain distributions are generally taxable to you as long-term capital gains regardless of the length of time you have owned Trust shares. Any taxable distributions you receive will generally be taxable whether you receive them in cash or reinvest them in shares of the Trust.

o If you purchase shares of the Trust shortly before a distribution, you will be "buying a dividend" and you will effectively receive back a portion of your investment in the form of a taxable income dividend or capital gains distribution.

When you redeem shares, including for purposes of purchasing shares in CSCSF, you may realize a taxable capital gain or loss for federal income tax purposes. You will realize a taxable capital gain if the price you receive on redemption is greater than the cost of the shares that you redeem.

This is only a summary of certain federal income tax consequences. You should consult your tax advisor about state and other taxes, as well as your particular tax situation.

                             FINANCIAL HIGHLIGHTS

The financial highlights table relates to the predecessor of the Trust and is intended to help you understand the Trust's financial performance for the past 5 years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been
audited by                      , whose report, along with the Trust's
financial statements, is included in the Trust's annual report, which is available upon request.

                                                                         YEAR
ENDED DECEMBER 31,

------------------------------------------------------------------------------
                                                 2000              1999
    1998              1997              1996
                                                ------            ------
   ------            ------            ------
Net Asset Value - beginning of year             $34.32            $44.66
   $44.66            $31.30            $28.07
                                                ------            ------
   ------            ------            ------
Income (loss) from investment operations:
  Net investment income                         $ 0.39            $ 0.42
   $ 0.41            $ 0.39            $ 0.46
  Net realized and unrealized gain (loss)        12.39             (6.05)
     2.71             15.25              4.34
                                                ------            ------
   ------            ------            ------
      Total from investment operations          $12.78            $(5.63)
   $ 3.12            $15.64            $ 4.80
                                                ------            ------
   ------            ------            ------
Less Distributions From:
  Net investment income                         $(0.38)           $(0.40)
   $(0.40)           $(0.38)           $(0.46)
  In excess of net investment income              --               (0.01)
     --                --                --
  Net realized loss on investment
    transactions                                 (3.75)            (4.30)
    (2.72)            (1.90)            (1.11)
                                                ------            ------
   ------            ------            ------
      Total distributions                       $(4.13)           $(4.71)
   $(3.12)           $(2.28)           $(1.57)
                                                ------            ------
   ------            ------            ------
Net Asset Value, end of year                    $42.97            $34.32
   $44.66            $44.66            $31.30
                                                ======            ======
   ======            ======            ======
Total Return                                     37.44%           (12.38)%
     7.00%            50.13%            17.16%
Ratios/Supplemental Data:
  Net assets, end of year (in millions)           $418              $310
     $415              $415              $271
  Ratio of expenses to average net assets         0.83%             0.82%
     0.78%             0.82%             0.87%
  Ratio of net income to average net
assets                                            1.05%             1.00%
     0.88%             1.04%             1.58%
Portfolio Turnover Rate                             17%               11%
        6%                6%                3%

                                    NOTES

                              CENTURY SHARES TRUST

HOW TO OBTAIN MORE INFORMATION

A Statement of Additional Information ("SAI") for the Trust dated August 1, 2001, includes additional information about the Trust. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Information about the Trust's investments is also available in its annual and semi-annual reports to shareholders. The Trust's most recent annual report provides a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

The SAI and the Trust's annual and semi-annual reports and other information are available, without charge, upon request to the Trust. Investors may contact the Trust by calling 1-800-321-1928 or by writing to:

                             Century Shares Trust
                              One Liberty Square
                         Boston, Massachusetts 02109

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the Commission's Internet site at http:// www.sec.gov; copies of this information may be obtained, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                            Investment Company Act
                            File Number 811-09561

                             CENTURY SHARES TRUST
                              One Liberty Square
                         Boston, Massachusetts 02109
                         800-321-1928 or 617-482-3060
                            email@centuryfunds.com

                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION

                                AUGUST 1, 2001


    This Statement of Additional Information supplements the Trust's
Prospectus dated August 1, 2001. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Trust. This Statement of Additional Information is not a Prospectus. This Statement of Additional Information incorporates by reference the Trust's Annual Report for the fiscal year ended December 31, 2000 (including the financial statements contained therein), which is available, without charge, upon request to the addresses and phone numbers listed above.


                           ------------------------

                              TABLE OF CONTENTS
The Trust ...............................................................    2
Management of the Trust .................................................    3
Control Persons and Principal Holders of Securities .....................    5
Investment Advisory and Other Services ..................................    5
Brokerage Allocation and Other Practices ................................    6
Capital Stock and Other Securities ......................................    6
Purchase, Redemption and Pricing of Shares ..............................    7
Taxation of the Trust ...................................................    8
Underwriters ............................................................    8
Calculation of Performance Data .........................................    9
Financial Statements ....................................................   10

                           ------------------------

                                  THE TRUST

    Century Shares Trust (the "Trust") is a series of Century Capital Management Trust (the "Master Trust"), a "Massachusetts business trust" organized under the laws of Massachusetts in 1999. Prior to July 2001, the Trust existed as a separate Massachusetts business trust which was organized in 1928. Wiesenberger Investment Companies Service, 1985 Ed., a recognized independent compilation of mutual fund industry statistics, lists the organization dates of "virtually all mutual funds registered for sale in the United States," and indicates that nine mutual funds in addition to the Trust were organized in or prior to 1928.

    The Trust operates as a diversified, open-end management investment company.

    In pursuing its investment objectives described in the Prospectus, the Trust may invest in stock of the types of entities described in the Prospectus and holding companies or subsidiaries of such entities, as well as in securities convertible into or exercisable for such stock. The Trust also may invest in debt instruments of domestic governmental and non-governmental issuers of investment grade at the time of purchase.

    Fundamental Policies. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Trust that may only be changed with the approval of a majority of the outstanding voting securities of the Trust.

The Trust may not:

o  issue senior securities;

o borrow money, except temporary borrowing that does not cause the outstanding indebtedness of the Trust to exceed 10% of its gross assets (valued at market) or of its liquidating value, whichever is lower (Any temporary borrowings also would be subject to the 300% asset coverage requirement of the Investment Company Act of 1940. If the Trust were to borrow temporarily, this could require it to liquidate portfolio securities at a disadvantageous time.);

o  act as underwriter of securities;

o invest more than 5% of its gross assets (valued at market) in the securities of any one issuer;

o  hold more than 10% of any class of the securities of any one issuer;

o purchase or sell real estate, commodities, or commodity contracts, except in satisfaction of a debt or in connection with a merger, consolidation, reorganization, or other activities of the Trust;

o  make loans;


o invest in debt securities other than those of domestic governmental and non-governmental issuers which are of investment grade at the time of purchase;


o invest in the securities of other investment companies, except by purchase in the open market that does not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions;

o invest in the securities of companies that have a record (including the record of any predecessors) of fewer than three years' continuous operation;

o  invest for the purpose of exercising control or management;

o  purchase securities on margin or sell short; or

o purchase or retain in its portfolio any securities of an issuer if the officers or Trustees of the Trust that own beneficially more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

    The principal investment objectives of the Trust and the limitations listed above may not be changed without the vote or written approval of a majority of the outstanding shares of the Trust.

    Additionally, the Trust currently has a non-fundamental policy that will not allow investments in convertible securities to exceed 5% of total investments.


    The Trust has a fundamental policy of not concentrating its investments in any particular industries, or group of industries, within the meaning of the Investment Company Act of 1940. However, as described in the Prospectus, the Trust has a non-fundamental policy of focusing the Trust's assets in the securities of companies in the financial services and related business services sectors.


                           MANAGEMENT OF THE MASTER TRUST

    The Trustees named below are responsible for setting policy and overseeing the Master Trust's and the Trust's activities. The Trustees hire and supervise the performance of the companies that provide services to the Trust, such as the investment adviser, the independent accountants, and the custodian. The Trustees elect their successors.

    The following table provides information regarding each Trustee and officer of the Master Trust:

NAME, ADDRESS                       POSITION(s) HELD               PRINCIPAL
OCCUPATION(s)
AND AGE                             WITH MASTER TRUST              DURING PAST 5
YEARS
-------                             -----------------
-----------------------

Allan W. Fulkerson*                 Chairman of the Trustees       Century
Capital Management, Inc.,
One Liberty Square                                                   President
and Director
Boston, Massachusetts                                                (investment
adviser)#
  Age: 67                                                          CCP Capital,
Inc., President and Director
                                                                     (management
services)#
                                                                   CCP Capital
II, LLC, Managing Member
                                                                     (management
services)#
                                                                   Massachusetts
Fiduciary Advisors, Inc.,
                                                                     President
and Director
                                                                     (investment
adviser)#

William O. Bailey                   Trustee                        Terra Nova
(Bermuda) Holdings Ltd.,
P.O. Box 1102                                                        Former
Chairman, President & CEO
Center Harbor, New Hampshire                                         (insurance
holding company)
  Age: 75                                                          RamRe, Inc.,
Director
                                                                     (financial
guaranty insurance)

John E. Beard                       Trustee                        Ropes & Gray
(attorneys), Partner until
One International Place                                              12/31/00;
Of Counsel thereafter
Boston, Massachusetts
  Age: 69

William W. Dyer, Jr.                Trustee                        Century
Capital Management, Inc.
47 Farrington Avenue                                                 Director
and Former Managing Director
Gloucester, Massachusetts                                            (investment
adviser)#
  Age: 67                                                          CCP Capital,
Inc., Director and
                                                                     Former Vice
President
                                                                     (management
services)#
                                                                   CCP Capital
II, LLC, Retired Managing
                                                                     Member
(management services)#

Davis R. Fulkerson*                 Trustee                        Century
Capital Management, Inc.,
One Liberty Square                                                   Managing
Director
Boston, Massachusetts                                                (investment
adviser)#
  Age: 36                                                          CCP Capital
II, LLC, Managing Member
                                                                     (management
services)#
                                                                   Massachusetts
Fiduciary Advisors, Inc., Vice
                                                                     President
(investment adviser)#

Ernest E. Monrad                    Trustee                        Northeast
Investors Trust, Trustee
50 Congress Street                                                   (investment
company)
Boston, Massachusetts
  Age: 71

Michael J. Poulos                   Trustee                        Western
National Corporation (holding
3 Riverway Plaza                                                     company)
and Western National Life
Houston, Texas                                                       Insurance
Company, Retired Chairman,
  Age: 70                                                            President
and Chief Executive Officer

Jerry S. Rosenbloom                 Trustee                        The Wharton
School, University of
308 Colonial Penn Center
Pennsylvania, Professor of Insurance
3641 Locust Walk                                                     and Risk
Management
Philadelphia, Pennsylvania
  Age: 62

Alexander L. Thorndike*             Trustee, Chief Investment      Century
Capital Management, Inc.,
One Liberty Square                  Officer and Vice President       Managing
Director (investment adviser)#
Boston, Massachusetts                                              CCP Capital
II, LLC, Managing Member
  Age: 35                                                            (management
services)#
                                                                   William Blair
and Company LLC, Analyst

(broker-dealer)

------------

*Indicates Trustees who are interested persons of the Trust.

#Indicates a position with an entity that may be deemed an "affiliated person" of the Trust.

    Messrs. Allan and Davis Fulkerson, Dyer, and Thorndike are affiliated with the Adviser and receive no compensation from the Master Trust. The remaining Trustees of the Master Trust received the compensation shown below from the Trust and from Century Small Cap Select Fund (another series of the Master Trust also managed by the Adviser) with respect to the Trust's fiscal year ending December 31, 2000.


                    TOTAL
                                                                    PENSION OR
RETIREMENT         COMPENSATION
                                                AGGREGATE             BENEFITS
ACCRUED           FROM TRUST AND
                                               COMPENSATION           AS PART OF
TRUST            FUND COMPLEX
NAME OF PERSON, POSITION                      FROM THE TRUST
EXPENSES(1)            PAID TO TRUSTEES
-----------------                               ----------
-------------              ----------
William O. Bailey, Trustee                       $22,000                     --
                   $24,500
John Beard, Trustee                              $20,000                     --
                   $22,000
Ernest E. Monrad, Trustee                        $22,000                     --
                   $24,500
Michael J. Poulos, Trustee                       $22,000                     --
                   $24,500
Jerry S. Rosenbloom, Trustee                     $22,000                     --
                   $24,500

------------
(1) The Trust neither sponsors nor pays pension or retirement benefits to
Trustees or officers of the Trust.

    Both the Master Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. Both codes of ethics permit personnel of the Master Trust and the Adviser, subject to the codes, to invest in securities, including securities that may be purchased or held by the Trust.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of July 27, 2001, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Trust. As of July 27, 2001, Charles Schwab
& Co. Inc., 101 Montgomery Street, San Francisco, CA, 94104 was the record owner of two accounts with a combined share balance equal to approximately
8.1% of the Trust's outstanding shares. The Trust believes these accounts hold shares beneficially owned by clients of Charles Schwab & Co., Inc. As of July 27, 2001, CUDD & Co., c/o Chase Manhattan Bank, N.A., 1211 Sixth Avenue,
New York, NY, 10036-8701 was the record owner of an account with a share balance equal to approximately 6.1% of the Trust's outstanding shares.

                    INVESTMENT ADVISORY AND OTHER SERVICES


    Investment Adviser. Century Capital Management, Inc., the Trust's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Master Trust and President and a Director of the Adviser. William W. Dyer, Jr., Davis R. Fulkerson and Alexander L. Thorndike are Trustees of the Master Trust, and they each serve as a Managing Director and/or Director of the Adviser.


    The Trust pays the Adviser a fee, monthly in arrears, equal to one-twelfth (1/12th) of the sum of eight-tenths of one percent (0.8%) of the first $500 million and seven-tenths of one percent (0.7%) of the amount exceeding $500 million, of the average daily net asset value of the Trust. For the years 2000, 1999 and 1998, the Trust paid the Adviser total fees of $2,191,129, $2,418,933 and $2,776,322, respectively.

    As investment adviser to the Trust, the Adviser acts with discretionary authority to invest the Trust's assets. Under a separate Administration Agreement, the Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Trust. These services include providing office space, equipment and facilities, supervising relations with the Trust's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records and maintaining the Trust's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Trust under the Administration Agreement for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Trust. The Trust pays its other expenses. Under this agreement, the Trust pays the Adviser a monthly fee equal at an annual rate of 0.15% of the Trust's average daily net assets.


    Principal Underwriter and Sub-Administrator. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Trust pursuant to a distribution and sub-administration agreement with the Master Trust. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.


    Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, through its subsidiary Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts, acts as the Trust's transfer agent and dividend paying agent. Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, CA 94104 may act as transfer agent with respect to certain retirement plans of which it is trustee.

    Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Trust's cash and investment securities. The custodian also is responsible for receipt and delivery of the Trust's investment securities, as well as other matters specified in the custodial agreement.

    Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, act as the independent accountants for the Trust. The independent accountants are responsible for auditing the Trust's financial statements.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Trust's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. During the years 2000, 1999 and 1998, brokerage commissions were $126,997, $159,319 and $33,953, respectively. The higher commissions in 2000 and 1999 compared with 1998 resulted from more transactions requiring brokerage payments during those years.

    The Adviser selects broker-dealers to execute Trust investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

    When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Trust and of the Adviser's other client accounts, and not all of these services may be used in connection with the Trust. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

    Investment decisions for the Trust are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Trust and for one or more other client accounts. The Adviser or its personnel may have interests in one or more of those client accounts. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Trust and the Adviser's various other accounts.

                      CAPITAL STOCK AND OTHER SECURITIES

    The Trust is a series of the Master Trust. Ownership of the Trust is represented by shares of $1.00 par value. The number of shares of the Trust and of the Master Trust is not limited. Except with respect to differences arising among different series as described in the Prospectus and in this Statement of Additional Information, each share of the Trust has the same rights as every other share. Shares have no preemptive right and are fully paid and non-assessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Trust represents an interest in the Trust proportionately equal to the interest of each other share.

    Series of Shares of the Master Trust. The Trustees of the Master Trust may create and issue additional series of shares, subject to the Investment Company Act of 1940 and the rules promulgated thereunder, when, as and if the Trust may determine, without further action by the shareholders. The Agreement and Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between dfferent series as to dividends and other distributions and on liquidation or termination of the Trust, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the Investment Company Act of 1940) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes and they will be charged with the liabilities of the Master Trust in respect of that series, with assets and liabilities not readily identifiable to those of a particular series being allocated by the Trustees as they deem fair and equitable.

    Classes of Shares of a Series. The Board of Trustees also has the power, without shareholder approval, to divide unissued shares of any series of the Master Trust, including the Trust, into two or more classes. All classes of any series invest in the same investment portfolio. Each class of shares has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

    Upon a liquidation of the Master Trust or any series of the Master Trust, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes.

    Shareholder and Trustee Liability. The Agreement and Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Master Trust or any series thereof (including the Fund). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Agreement and Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Master Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Master Trust would incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

    The contractual arrangements of the Master Trust or any series thereof state that any person doing business with the Master Trust or such series (and each shareholder of any series of the Master Trust, including the Trust) agrees under the Agreement and Declaration of the Trust to look solely to the assets of the Master Trust for satisfaction of any claim or demand that may arise out of any dealings with the Master Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

    Purchase and Redemption of Shares. The Trust offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers, banks, and "fund supermarkets," which may charge a fee for this service. The Trust may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of trust shares at net asset value, based upon the value of the securities acquired.

    A broker-dealer or other intermediary may be a designated agent of the Trust. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Trust's net asset value would receive that value as the purchase price per share. (The agent would then segregate any orders received after the daily computation and transmit those separately to the Trust for execution at the net asset value as determined at the end of the next trading day.) A purchase made through an intermediary that is not a designated agent of the Trust is made at the net asset value next determined after the order is actually received by the Trust.

    Share redemptions may be made directly from the Trust or through an intermediary, which may charge a fee for the service. In addition, as described in the Trust's prospectus dated August 1, 2001, the Trust permits shareholders to redeem by telephone for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund. Shares may be redeemed at any time at net asset value, subject to a redemption fee upon redemption of shares held less than 180 days at the rate of 1.00% of the redemption proceeds, as described in more detail in the Prospectus under Shareholder Information -- Purchasing Shares. The Trust may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Trust has the right to suspend redemption when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.

    The Trust is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Trust, during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

    Offering Price. The offering price of the Trust's shares is the net asset value per share. Net asset value of the Trust is determined by the Trust's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations.

    Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Trust.

    Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

                            TAXATION OF THE TRUST

    Each of the series of the Master Trust is treated as a separate entity for federal income tax purposes and is not combined with the other series of the Master Trust. For 2000, the Trust qualified as a "regulated investment company" under the Internal Revenue Code and it intends to be so qualified throughout 2001. This special tax status means that the Trust will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Trust must comply with certain requirements. If the Trust fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Trust could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                                 UNDERWRITERS


    Under a distribution and sub-administration agreement with the Master Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Trust. FFS continually distributes shares of the Trust, but has no obligation to sell any specific quantity of Trust shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Trust. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.


                       CALCULATION OF PERFORMANCE DATA

    The Trust may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Trust may compare its performance to (a) indexes of groups of unmanaged stocks, such as the Standard and Poor's Stock Indexes, the Dow Jones Averages, and the Nasdaq and Russell stock indexes, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Trust or such indexes may be calculated, ranked, rated or otherwise described by independent publications or analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Trust Forecaster, No Load Trust X, The Value Line Mutual Trust Survey, The Wall Street Journal, Wiesenberger Investment Companies Service, Consumers Digest, Consumer Reports, Financial World, Kiplinger's Personal Finance Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, and Worth, and such information may also be presented, as well as performance listings or rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

    In such communications from time to time the Trust may also present historical information depicting the value of a hypothetical account of the Trust since inception; it may reproduce material from previous Trust prospectuses, reports, or other documents for illustrative or comparative purposes; and it may provide general current or historical information about economic, political, or business conditions affecting the industry sectors in which it invests. Such information may be presented in various forms, including through quotations from publications such as those listed above or quotations from interviews given by one or more portfolio managers or other employees of the Adviser to print media, such as The Wall Street Journal or Business Week, or any electronic news media.

    In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

    An investment in shares of the Trust with all dividends reinvested would have provided the average annual compounded rate of return ("Average Annual Total Return") listed below for each of the indicated periods:

                                                               AVERAGE ANNUAL
         INVESTMENT PERIOD                                      TOTAL RETURN
         -----------------                                      ------------

One Year Ending December 31, 2000 ..........................       37.44%
Five Years Ending December 31, 2000 ........................       17.78%
Ten Years Ending December 31, 2000 .........................       17.23%

    Average Annual Total Return is computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made at the beginning of the investment period, resulting in the purchase of a certain number of shares at the effective net asset value. All income dividend and capital gain distributions made by the Trust over such period are assumed to have been reinvested in additional shares at the then effective net asset value, thereby increasing share holdings. At the end of the investment period, the number of shares then assumed held is multiplied by the ending net asset value, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"). The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return is derived for the period by application of a standard compound interest rate calculation.

    The Average Annual Total Return figures provided above are computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the formula P(1 + T)n = ERV, where:

P     =  a hypothetical initial payment of $1,000,
T     =  average annual total return,
n     =  number of years, and
ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

                             FINANCIAL STATEMENTS


    The Trust's financial statements appearing in the Trust's annual report for 2000 and the report thereon of Deloitte & Touche LLP, independent accountants, also appearing therein, are incorporated by reference into this Statement of Additional Information. You may obtain copies of the annual report without charge upon request to the Trust.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a) Agreement and Declaration of Trust of Century Capital Management Trust (the "Master Trust") dated August 27, 1999. Filed as Exhibit 23(a) to the initial registration statement of the Master Trust (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

     (b) By-Laws of the Master Trust dated August 27, 1999. Filed as Exhibit 23(b) to the Master Trust's initial registration statement (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

     (c)  Not applicable.

     (d) (1) Investment Advisory and Management Services Agreement dated December 13, 1999 between Century Small Cap Select Fund (the "Fund") and Century Capital Management, Inc. ("CCM"). Filed as
               Exhibit 23(d) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16,1999 and incorporated herein by reference.


          (2) Investment Advisory Agreement effective as of June 29, 2001 between Century Shares Trust (the "Trust") and CCM -- filed herewith.

     (e) Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Master Trust, CCM, and Forum Fund Services, LLC ("FFS"). Filed as Exhibit 23(e) to post-effective amendment ("PEA") no. 1 to the Master Trust's registration statement (registration no. 333-86067) filed October 17, 2000 and incorporated herein by reference.


     (f)  Not applicable.


     (g) Custodian Contract dated December 9, 1999 between the Master Trust and State Street Bank and Trust Company. Filed as Exhibit 23(g) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (h) (1) Transfer Agency and Service Agreement dated December 9, 1999 between the Master Trust and State Street Bank and Trust Company. Filed as Exhibit 23(h)(i) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

          (2) Extension of Fee Waiver and Expense Limitation Letter from CCM to the Fund. Filed as Exhibit 23(h)(ii) to PEA no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed February 28, 2001 and incorporated herein by reference.

          (3) Agreement and Plan of Reorganization dated as of June 29, 2001 between the Trust and the Master Trust--filed herewith.

          (4) Administration Agreement dated as of June 29, 2001 between the Trust and CCM--filed herewith.

          (5) Transfer Agency and Service Agreement dated as of November 1, 1993 between the Trust and State Street Bank and Trust Company -- filed herewith.

     (i)  Opinion of counsel as to legality of shares being registered.
          Filed as Exhibit 23(i) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (j)  (1)  Consent of Deloitte & Touche LLP--filed herewith.


          (2) Powers of attorney executed by the several Trustees of the Master Trust--filed as Exhibit 23(j)(2) to PEA no. 3 to the Master Trust's registration statement (registration no. 333-86067) filed May 15, 2001 and incorporated herein by reference.

     (k)  Not applicable.

     (l) Investment Letter from CCM to the Fund. Filed as Exhibit 23(l) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (m) Distribution and service plan for the Fund dated December 13, 1999 adopted pursuant to Rule 12b-1. Filed as Exhibit 23(m) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (n) Multiple class plan for the Master Trust dated December 13, 1999 adopted pursuant to Rule 18f-3. Filed as Exhibit 23(o) to pre-effective amendment no. 2 to the Master Trust's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (p) (1) Code of Ethics of the Master Trust. Filed as Exhibit 23(p)(i) to PEA no. 1 to the Master Trust's registration statement (registration no. 333-86067) filed October 17, 2000 and incorporated herein by reference.

          (2)  Code of Ethics of CCM (as amended May 1, 2001). filed herewith

          (3) The Master Trust is not required to file the Code of Ethics for FFS pursuant to the exception provided by Rule 17j-1(c)(3) under the Investment Company Act of 1940.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

There are no subsidiaries of, or other persons controlled by, the Master Trust. The following persons may be deemed to be under common control with the Master Trust as a result of direct or indirect control by shareholders of CCM. CCM is the investment adviser to the Master Trust.

                                      State of
Person                              Organization   Basis of Control
------                              ------------   ----------------

Century Capital Management, Inc.        MA         Ownership of more than 25%
                                                   of voting stock by Allan W.
                                                   Fulkerson, a Trustee of the
                                                   Master Trust.

CCP Capital, Inc.                       MA         Ownership of more than 25%
                                                   of voting stock by each of
                                                   Messrs. Fulkerson and
                                                   William W. Dyer, Jr., a
                                                   Trustee of the Master Trust.

CCP Capital II, LLC                     DE         Ownership of more than 25%
                                                   of managing member interests
                                                   by Mr. Fulkerson and
                                                   affiliates.

Massachusetts Fiduciary                 MA         Ownership of more than 25%
                                                   of Advisors, Inc. voting
                                                   stock by Mr. Fulkerson.

Century Capital Partners, L.P.          DE         CCP Capital, Inc. is the
                                                   general partner of, and
                                                   Century Capital Management,
                                                   Inc. is the investment
                                                   adviser to, Century Capital
                                                   Partners, L.P.

Century Capital Partners II, L.P.       DE         CCP Capital II, LLC is the
                                                   general partner of, and
                                                   Century Capital Management,
                                                   Inc. is the investment
                                                   adviser to, Century Capital
                                                   Partners II, L.P.

Century Merchant Bankers LLC            MD         Century Capital Management,
                                                   Inc. and Mr. Fulkerson are
                                                   the sole members.

ITEM 25.   INDEMNIFICATION.

Reference is made to the provisions of Article VII of the Master Trust's Agreement and Declaration of Trust filed as Exhibit 23(a) to this registration statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Master Trust pursuant to the foregoing provisions, or otherwise, the Master Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Master Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Master Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Master Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Fund's Distribution Agreement, except for material breaches of the agreement or applicable law, FFS is not liable for any error of judgment or mistake of law or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. In addition, FFS and certain related parties (such as FFS's officers and persons that control FFS) would be entitled to be indemnified by the Fund against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's registration statement or prospectuses or any alleged omission of a material fact required to be stated therein to make statements contained therein not misleading. The Fund, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the registration statement or prospectus. The foregoing description is qualified by reference to Section 9 of the Distribution Agreement, which is filed as an exhibit to the Master Trust's registration statement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Century Capital Management, Inc., in addition to being the investment adviser to the Fund and the Trust, is the investment adviser to two investment limited partnerships. CCM also serves as sub-adviser to other publicly traded funds.

The directors and officers of CCM have been associated during the last two fiscal years with the entities and in the capacities listed opposite each such director's or officer's name in the following table.

NAME\                                  OTHER
CURRENT POSITION(S) WITH ADVISER       ASSOCIATED COMPANY           ADDRESS
             POSITION
--------------------------------       ------------------           -------
             --------
Allan W. Fulkerson                     Century Capital             One Liberty
Square         President, Director
President, Director                    Management, Inc.            Boston, MA

                                       Massachusetts Fiduciary     One Liberty
Square         President, Director
                                       Advisors, Inc.              Boston, MA

                                       Century Capital Managment   One Liberty
Square         Chairman, Trustee
                                       Trust                       Boston, MA

                                       Century Merchant            300 East
Lombard Street    Director
                                       Bankers LLC                 Suite 610A
                                                                   Baltimore, MD

                                       CCP Capital, Inc.           One Liberty
Square         President, Director
                                                                   Boston, MA

                                       CCP Capital II, LLC         One Liberty
Square         Managing Member
                                                                   Boston, MA

                                       Lumber Mutual Insurance     One Speen
Street           Director & Chairman of
                                       Company                     Framingham,
MA             Executive Committee

                                       North American Lumber       One Speen
Street           Director & Chairman of
                                       Insurance Company           Framingham,
MA             Executive Committee

                                       Seaco Insurance Co.         One Speen
Street           Director & Chairman of
                                                                   Framingham,
MA             Executive Committee

                                       Mutual Risk Management.     69 Front
Street            Director
                                       Ltd                         Hamilton,
Bermuda

                                       Terra Nova (Bermuda)        7 Victoria
Street          Director
                                       Holdings, Inc.              Hamilton,
Bermuda

                                       Wellington Underwriting     2 Minster
Court            Director
                                       plc                         Mincing Lane,
London

                                       Cairnstone, Inc.            5201 Blue
Lagoon Drive     Director
                                                                   Miami, FL

                                       HCC Insurance Holdings,     13403 N.W.
Freeway         Director
                                       Inc.                        Houston, TX

                                       The Galtney Group, Inc.     820 Gessner
             Director
                                                                   Houston, TX

                                       International Financial     800 Fifth
Avenue           Director
                                       Group, Inc.                 New York, NY

                                       Lua Seguros La Portena SA   Bartolome
Mitre 363        Director
                                                                   Buenos Aires
                                                                   Argentina

Steven Alfano                          Century Capital             One Liberty
Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital II, LLC         One Liberty
Square         Managing Member
                                                                   Boston, MA

                                       Massachusetts Fiduciary     One Liberty
Square         Vice President
                                       Advisors, Inc.              Boston, MA

Frank R. Bazos                         Century Capital             One Liberty
Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital II, LLC         One Liberty
Square         Managing Member
                                                                   Boston, MA

                                       ABN AMRO                    280 South
LaSalle Street   Vice President
                                                                   Chicago, IL

                                       AdminiQuest, Inc.           111 S. Tejon
Street        Director
                                                                   Colorado
Springs, CO

                                       AscendantOne, Inc.          410 Amherst
Street         Director
                                                                   Nashua, NH

                                       InSystems Technologies Inc. 19 Allstate
Parkway        Director
                                                                   Markham,
Ontario

Patrick J. Carolan                     Century Capital             One Liberty
Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       Kinder, Lyndenberg,         530 Atlantic
Ave.          Director
                                       Domini  & Co.               Boston, MA
02110

                                       Fidelity Investments        82 Devonshire
St.          Vice President
                                                                   Boston, MA

Richard F. Cook, Jr.                   Century Capital             One Liberty
Square         Managing Director, Treasurer
Managing Director, Treasurer           Management, Inc.            Boston, MA
             and Clerk, Director
and  Clerk, Director
                                       Massachusetts Fiduciary     One Liberty
Square         Senior V.P., Treasurer and
                                       Advisors, Inc.              Boston, MA
             Clerk

                                       CCP Capital, Inc.           One Liberty
Square         Vice President, Treasurer
                                                                   Boston, MA
             Director


                                       CCP Capital II, LLC         One Liberty
Square         Managing Member
                                                                   Boston, MA

                                       The Patriot Group, Inc.     5709
Linglestown Road      Director
                                                                   Harrisburg,
PA

                                       Great Northwest Holding     2229 W. State
Street       Director
                                       Co., Inc.                   Boise, ID

                                       DP Mann Holdings Limited    6 London
Street            Director
                                                                   London,
England

                                      Ineas, B.V.                  Entrada 123
             Director
                                                                   Amsterdam
                                                                   The
Netherlands

William W. Dyer, Jr.                  Century Capital              One Liberty
Square         Managing Director (through
Director                              Management, Inc.             Boston, MA
             June 30, 1999), Director

                                      Century Capital Management   One Liberty
             Trustee and Vice President
                                      Trust                        Boston, MA

                                      CCP Capital, Inc.            One Liberty
Square         Vice President, Director
                                                                   Boston, MA

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      The Patriot Group, Inc.      5709
Linglestown Road      Director
                                                                   Harrisburg,
PA

                                      Sen-Tech International       111 John
Street            Director
                                      Holdings, Inc.               New York, NY

                                      Seneca Insurance             111 John
Street            Director
                                      Company, Inc.                New York, NY

                                      CORE Insurance               1010
Washington Blvd.      Director
                                      Holdings, Inc.               Stamford, CT

                                      American Direct Business     5 Waterside
Crossing       Director
                                      Insurance Agency, Inc.       Windsor, CT

Craig Eisenacher                      Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      General Reinsurance          Financial
Centre           Vice President
                                      Corporation.                 Stamford, CT

                                      LUA Seguros La Portena,      Bartolome
Mitre 363 SP     Director
                                      SA                           Buenos Aires,
Argentina

                                      Metaserver, Inc.             One Century
Tower          Director
                                                                   265 Church
Street
                                                                   New Haven, CT

                                      ONLINE! Financial            1000 Polan's
Parkway       Director
                                      Solutions, Inc.              Columbus, OH

                                      ProvinciaART                 Buenos Aires
             Director
                                                                   Argentina

Richard J. Freeman                    Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      CCP Capital, Inc.            One Liberty
Square         Vice President
                                                                   Boston, MA

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      EQE International, Inc.      44 Montgomery
Street       Director
                                                                   San
Francisco, CA

                                      Vista Information Solutions, 5060 Shoreham
Place        Director
                                      Inc.                         San Diego, CA

                                      InsWeb Corporation           1875 S. Grant
Street       Director
                                                                   San Mateo, CA

                                      RewardsPlus of America       100 S.
Charles Street      Director
                                      Corp.                        Baltimore, MD

                                      AscendantOne, Inc.           410 Amherst
Street         Director
                                                                   Nashua, NH

Davis R. Fulkerson                    Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      Century Capital Management   One Liberty
Square         Trustee
                                      Trust                        Boston, MA

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      Massachusetts Fiduciary      One Liberty
Square         Vice President
                                      Advisors, Inc.               Boston, MA

                                      iArchives, Inc.              1890 W. 4000
So.           Director
                                                                   Roy, Utah

                                      CEM Associates, Inc.         1805
Highpoint Drive       Director
                                                                   Naperville,
IL

                                      RewardsPlus of America,      100 S.
Charles Street      Director
                                      Inc.                         Baltimore, MD

                                      Adhesion Technologies        4064 Colony
Road           Director
                                                                   Charlotte, NC
28211

Mark A. McLennan                      Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      Cofinity, Inc.               1120 South
Capital         Director
                                                                   Austin, TX

                                      Business Backers Mgmt Co.    Solona Beach,
CA           Director

                                      LoanCity.com                 San Jose, CA
             Director

                                      OneCore Financial Network,   Bedford, MA
             Director
                                      Inc.

James B. Stradtner                    Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      Century Merchant             300 East
Lombard Street    President
                                      Bankers LLC                  Suite 610A
                                                                   Baltimore, MD

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      Kentucky Home Capital        Louisville,
KY             Director

                                      Montgomery Mutual            Sandy Spring,
MD           Director
                                      Insurance  Co.

                                      Legal Mutual Insurance       Baltimore, MD
             Director
                                      Society of MD

                                      Great Northwest Holding      2229 W. State
Street       Director
                                      Company, Inc.                Boise, ID

                                      MasterCare Companies, Inc.   Cranford, NJ
             Director

                                      National Healthcare          100 Woodbury
Road          Director
                                      Resources, Inc.              Woodbury, NY

                                      American Direct Insurance    5 Waterside
Crossing       Director
                                      Agency, Inc.                 Windsor, CT

                                      CEM Associates, Inc.         1805
Highpoint Drive       Director
                                                                   Naperville,
IL

                                      Cairnstone, Inc.             5201 Blue
Lagoon Drive     Director
                                                                   Miami, FL

                                      CORE Insurance Holdings,     1010
Washington Blvd.      Director
                                      Inc.                         Stamford CT

Alexander L. Thorndike                Century Capital              One Liberty
Square         Managing Director
Managing Director                     Management, Inc.             Boston, MA

                                      Century Capital Management   One Liberty
Square         Trustee, Chief Investment Officer
                                      Trust                        Boston, MA
             and Vice President

                                      CCP Capital II, LLC          One Liberty
Square         Managing Member
                                                                   Boston, MA

                                      William Blair and            222 West
Adams Street      Analyst
                                      Company LLC                  Chicago, IL

                                      Kinder, Lyndenberg, Domini   530 Atlantic
Ave.          Director
                                      & Co.                        Boston, MA
02110

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, the Master Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The Cutler Trust                Monarch Funds
Memorial Funds                  Sound Shore Fund, Inc.
Forum Funds                     NBP TrueCrossing Funds

(b) The following table identifies the officers of FFS and their positions, if any, with the Master Trust. The business address of each of these individuals is Two Portland Square, Portland, Maine 04101.

Name                 Position with Underwriter      Position with Master Trust
----                 -------------------------      --------------------------
John Y. Keffer       President                      None
David I. Goldstein   Secretary                      None
Ronald H. Hirsch     Treasurer                      None
Benjamin L. Niles    Vice President                 None
Marc D. Keffer       Assistant Secretary            None
Frederick Skillin    Assistant Treasurer            None
Nanette K. Chern     Chief Compliance Officer       None

 (c)  Not applicable.

 ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by Fund by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Fund, One Liberty Square, Boston, Massachusetts, 02109 and/or its custodian and co-principal transfer agent and dividend paying agent (with respect to Institutional Shares), State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its co-principal transfer agent and dividend paying agent (with respect to Investor Shares), Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts, 02184, and/or its principal underwriter, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101. State Street Bank and Trust Company (with respect to Institutional Shares) and Boston Financial Data Services (with respect to Investor Shares), as the Fund's co-transfer agents, maintain shareholder records. The Fund also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Century Capital Management Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and the trustees of the Registrant, as an officer and Trustees, respectively, and not individually, and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Century Small Cap Select Fund and Century Shares Trust series of Century Capital Management Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 31st day of July, 2001.


                              CENTURY CAPITAL MANAGEMENT TRUST


                                      By: /s/ Allan W. Fulkerson
                                          ---------------------------
                                          Allan W. Fulkerson,
                                          Chairman of the Trustees


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                     Title               Date

/s/ William O. Bailey*                        Trustee             July 31, 2001
-----------------------------
William O. Bailey

/s/ John E. Beard*                            Trustee             July 31, 2001
-----------------------------
John E. Beard

/s/ William W. Dyer, Jr.*                     Trustee             July 31, 2001
-----------------------------
William W. Dyer, Jr.

/s/ Allan W. Fulkerson                        Chairman, Trustee    July 31, 2001
-----------------------------
Allan W. Fulkerson

/s/ Davis R. Fulkerson                       Principal             July 31, 2001
-----------------------------                Accounting Officer,
Davis R. Fulkerson                           Trustee

/s/ Ernest E. Monrad*                         Trustee             July 31, 2001
-----------------------------
Ernest E. Monrad

/s/ Michael J. Poulos*                        Trustee             July 31, 2001
-----------------------------
Michael J. Poulos

/s/ Jerry S. Rosenbloom*                      Trustee             July 31, 2001
-----------------------------
Jerry S. Rosenbloom

/s/ Alexander L. Thorndike*                   Trustee             July 31, 2001
-----------------------------
Alexander L. Thorndike



* /s/ Allan W. Fulkerson
-----------------------------
By Allan W. Fulkerson pursuant to powers of attorney previously filed.

                                  EXHIBIT INDEX

Exhibit No. Description


(d)(2)         Investment Advisory Agreement
(h)(3)         Agreement and Plan of Reorganization
(h)(4)         Administration Agreement
(h)(5)         Transfer Agency and Service Agreement
(j)(1)         Consent of Deloitte & Touche LLP
(p)(2)         Code of Ethics of CCM